LONG-TERM DEBT - Bank Credit and Letter of Credit Facilities (Details) $ in Millions	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 15,967,000,000		$ 13,390,000,000	$ 13,390,000,000
Short-term borrowings	2,238,000,000		$ 2,255,000,000	2,255,000,000
Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 3,200,000,000
Revolving Credit Facility | Bank Prime Rate or Base Rate | Minimum
Disclosure of detailed information about borrowings [line items]
Spread on variable rate	0.00%	0.00%
Revolving Credit Facility | Bank Prime Rate or Base Rate | Maximum
Disclosure of detailed information about borrowings [line items]
Spread on variable rate	1.25%	1.25%
Revolving Credit Facility | Bankers' Acceptance Rate or London Inter-Bank Offered Rate | Minimum
Disclosure of detailed information about borrowings [line items]
Spread on variable rate	0.85%	0.85%
Revolving Credit Facility | Bankers' Acceptance Rate or London Inter-Bank Offered Rate | Maximum
Disclosure of detailed information about borrowings [line items]
Spread on variable rate	2.25%	2.25%
Revolving Credit Facility Tranche due September 2023
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity				2,500,000,000
Revolving Credit Facility Tranche due September 2021
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity				700,000,000
Bank and Letter of Credit Facilities
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 3,300,000,000			4,200,000,000
Available liquidity	1,600,000,000			1,600,000,000
Long-term debt	100,000,000			1,000,000,000.0
US commercial paper
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	$ 1,588,000,000	$ 1,223		$ 1,605,000,000	$ 1,177	$ 935,000,000	$ 746